Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Summary Of Compensation Expense
Share-based compensation is included in Selling and administrative expense in the accompanying Consolidated Statements of Income (Loss). A summary of compensation expense from continuing operations by type of award follows:

(In millions)	2018	2017	2016
Stock appreciation rights	$4.2	$4.0	$3.0
Performance shares	0.4	0.5	(0.1)
Restricted stock units	5.6	5.1	4.4
Total share-based compensation	$10.2	$9.6	$7.3

Summary Of Assumptions Related To Grants
The following is a summary of the weighted average assumptions related to the grants issued during 2018, 2017 and 2016:

	2018	2017	2016
Expected volatility	41.0%	41.0%	41.0%
Expected dividends	1.67%	1.58%	1.92%
Expected term (in years)	6.5	6.5	6.7
Risk-free rate	3.06%	2.72%	1.90%
Value of SARs granted	$14.82	$12.01	$8.29

Summary Of Stock Appreciation Rights
A summary of SAR activity for 2018 is presented below:

Stock Appreciation Rights (In millions, except per share data)	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2018	1.8	$28.62	6.85	$27.0
Granted	0.3	41.89
Exercised	(0.3)	21.83
Forfeited or expired	—	37.31
Outstanding as of December 31, 2018	1.8	$32.14	6.77	$4.0
Vested and exercisable as of December 31, 2018	1.0	$28.83	5.67	$3.5